Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Amendment Flag	false